Other Operating Income (Expense), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income (Expense), Net (Details) [Line Items]
Grant income	$ 382,000	$ 88,000
Impaired goodwill balance			$ 1,145,000
Grant income from US department [Member]
Other Operating Income (Expense), Net (Details) [Line Items]
Grant income	659,000
Novio Gendix [Member]
Other Operating Income (Expense), Net (Details) [Line Items]
Grant income	$ 1,000,000